UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

ARGA Emerging Markets Value Fund

Institutional Class Shares - ARMIX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$101	0.82%

How did the Fund perform in the last year?

The Fund outperformed the MSCI Emerging Markets Index (USD) (NR) in 2025. The Fund was up 47.21%, compared to a 33.57% rise in the MSCI Emerging Markets Index (USD) (NR) and a 32.74% increase in the MSCI Emerging Markets Value Index (USD) (NR).

Key market drivers included a tech rally, AI optimism, strong earnings, eased tariff concerns and a weaker US dollar, partially offset by geopolitical uncertainty.

The Fund’s outperformance reflected strong recoveries in the valuations of many Fund holdings. Per ARGA’s rigorous valuation approach, the Fund objective is to own deeply undervalued stocks with long-term upside. ARGA’s value style is based on the core belief that investment opportunity results from investor overreaction to company or macro stress, which creates price anomalies that value investors can exploit. As conditions normalize over time, stocks typically recover, as many did in 2025.

Strong Fund performance was broad, with nine of eleven sectors and almost all regions positively contributing to results. Largest sector contributors were Financial Services and Technology. On a company basis, Brazilian banks appreciated on strong operating results due to stabilizing inflation and improving rate outlook. Korean financials benefitted from favorable rates and macro tailwinds. Semiconductor and other Technology holdings rose on rising AI data center demand and higher chip prices amid supply shortages.

Valuation spreads in emerging markets remain wide, indicating future opportunity. Current price-to-book spreads between cheapest and most expensive quintiles well exceed historical averages. Historically, high spreads have signaled subsequent value outperformance. ARGA research confirms a wide variety of value opportunities across sectors and geographies, where temporary stress has depressed valuations particularly in select Financial Services, Materials and Chinese Consumer Discretionary companies. We believe these and other opportunities position the Fund well for long-term returns.

How did the Fund perform since inception?

Total Return Based on $250,000 Investment

	ARGA Emerging Markets Value Fund, Institutional Class Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI Emerging Markets Value Index (USD) (NR)Footnote Reference*
Jun/21	$250,000	$250,000	$250,000
Dec/21	$228,865	$225,873	$233,718
Dec/22	$226,136	$180,492	$196,723
Dec/23	$263,995	$198,231	$224,683
Dec/24	$285,592	$213,106	$234,807
Dec/25	$420,419	$284,638	$311,684

Since its inception on June 3, 2021. The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-234-ARGA (866-234-2742) or visit https://www.argainvest.com/arga-emerging-markets-value-fund/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
ARGA Emerging Markets Value Fund, Institutional Class Shares	47.21%	12.02%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	33.57%	2.87%
MSCI Emerging Markets Value Index (USD) (NR)Footnote Reference*	32.74%	4.93%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,547,752,439	65	$8,297,127	33%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.7%
Hungary	1.1%
Peru	1.1%
United States	2.0%
Macao	2.2%
Indonesia	3.0%
Thailand	3.7%
India	3.8%
South Africa	4.2%
Taiwan	14.8%
South Korea	15.3%
Brazil	15.6%
China	27.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Samsung Electronics	5.5%
MediaTek	3.0%
Yageo	2.9%
Hengli Petrochemical, Cl A	2.8%
Alibaba Group Holding	2.8%
Ping An Insurance Group of China, Cl H	2.7%
Hyundai Mobis	2.5%
B3 - Brasil Bolsa Balcao	2.5%
Taiwan Semiconductor Manufacturing	2.4%
XP, Cl A	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-emerging-markets-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

ARGA Emerging Markets Value Fund / Institutional Class Shares - ARMIX

Annual Shareholder Report: December 31, 2025

ARMIX-AR-2025

The Advisors' Inner Circle Fund III

ARGA International Value Fund

Institutional Class Shares - ARVIX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$90	0.75%

How did the Fund perform in the last year?

The Fund outperformed the MSCI ACWI ex USA Index in 2025 (USD) (NR). The Fund was up 39.66%, compared to a 32.39% rise in the MSCI ACWI ex USA Index (USD) (NR) and a 39.50% increase in the MSCI ACWI ex USA Value Index (USD) (NR).

Key market drivers included a tech rally, AI optimism, strong earnings, eased tariff concerns and a weaker US dollar, partially offset by geopolitical uncertainty.

The Fund’s outperformance reflected strong recoveries in the valuations of many Fund holdings. Per ARGA’s rigorous valuation approach, the Fund objective is to own deeply undervalued stocks with long-term upside. ARGA’s value style is based on the core belief that investment opportunity results from investor overreaction to company or macro stress, which creates price anomalies that value investors can exploit. As conditions normalize over time, stocks typically recover, as many did in 2025.

Strong Fund performance occurred across sectors and geographies. Leading sector contributors were Financial Services, Health Care and Materials, with minor offset from Industrials. On a company basis, 18 of 20 Financial Services holdings made positive contributions, led by Spanish and other European banks due to benign credit environment and good loan growth. Strong benefit occurred from a diversified global life science holding that rallied over litigation resolution. A Nordic-based mining holding advanced on solid earnings and rising metals prices. Partial offset came from an Industrials holding facing accounting issues, which appear overblown.

Valuation spreads in international equity markets remain wide, indicating future opportunity. Current price-to-book spreads between cheapest and most expensive quintiles well exceed historical averages. Historically, high spreads have signaled subsequent value outperformance. ARGA research confirms a wide variety of value opportunities across sectors and geographies, where temporary stress has depressed valuations particularly in select Consumer Discretionary, Technology and Materials companies. We believe these and other opportunities position the Fund well for long-term returns.

How did the Fund perform since inception?

Total Return Based on $250,000 Investment

	ARGA International Value Fund, Institutional Class Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI ex USA Value Index (USD) (NR)Footnote Reference*Footnote Reference†
Jun/21	$250,000	$250,000	$250,000
Dec/21	$231,975	$244,094	$240,764
Dec/22	$222,969	$205,031	$220,082
Dec/23	$274,447	$237,048	$258,160
Dec/24	$277,597	$250,167	$273,759
Dec/25	$387,689	$331,188	$381,900

Since its inception on June 3, 2021. The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-234-ARGA (866-234-2742) or visit https://www.argainvest.com/arga-international-value-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
ARGA International Value Fund, Institutional Class Shares	39.66%	10.05%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.39%	6.33%
MSCI ACWI ex USA Value Index (USD) (NR)Footnote Reference*Footnote Reference†	39.50%	9.69%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$123,353,406	57	$630,397	58%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	23.8%
United States	3.8%
Australia	4.0%
Hong Kong	4.4%
Singapore	4.5%
Spain	5.0%
Canada	5.1%
Brazil	6.0%
France	7.5%
South Korea	7.9%
Germany	8.2%
Japan	10.2%
China	10.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Nidec	5.1%
Kering	4.7%
Samsung Electronics	4.6%
STMicroelectronics	4.5%
Murata Manufacturing	3.0%
Infineon Technologies	3.0%
Nutrien	2.9%
Banco Bilbao Vizcaya Argentaria	2.8%
Las Vegas Sands	2.8%
Nokia	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-international-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

ARGA International Value Fund / Institutional Class Shares - ARVIX

Annual Shareholder Report: December 31, 2025

ARVIX-AR-2025

The Advisors' Inner Circle Fund III

ARGA Value Fund

Institutional Class Shares - ARUIX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$71	0.65%

How did the Fund perform in the last year?

The Fund outperformed the Russell 1000 Value Index (USD) (NR) in 2025. The Fund was up 17.76%, compared to a 15.21% rise in the Russell 1000 Value Index (USD) (NR) and a 17.43% increase in the S&P 500 Index (USD) (NR).

Key market drivers included AI growth, solid corporate earnings, rate cuts, partially offset by geopolitical and trade tensions.

The Fund’s outperformance reflected strong recoveries in the valuations of many Fund holdings. Per ARGA’s rigorous valuation approach, the Fund objective is to own deeply undervalued stocks with long-term upside. ARGA’s value style is based on the core belief that investment opportunity results from investor overreaction to company or macro stress, which creates price anomalies that value investors can exploit. As conditions normalize over time, stocks typically recover, as many did in 2025.

Strong Fund performance occurred across various sectors. Strength in Health Care, Financial Services and Consumer Discretionary more than offset drag from Communication Services, Energy and Industrials. Positive results were largely due to company specific factors. For example, a large US health service provider rose on improved margins and good results from its health insurance subsidiary. Several US banks advanced on robust earnings and strong capitalization. Other large company contributors included a global luxury brand holding and a US-based casino operator. Partial negative offset was due to falling oil prices and company specific factors.

US valuation spreads remain wide, indicating future opportunity. Current price-to-book spreads between cheapest and most expensive quintiles well exceed historical averages. Historically, high spreads have signaled subsequent value outperformance. ARGA research confirms a wide variety of value opportunities across sectors, where temporary stress has depressed valuations particularly in select Consumer Discretionary, Technology and Health Care companies. We believe these and other opportunities position the Fund well for long-term returns.

How did the Fund perform since inception?

Total Return Based on $250,000 Investment

	ARGA Value Fund, Institutional Class Shares	S&P 500 Index (USD) (NR)Footnote Reference*	Russell 1000 Value Index (USD) (NR)Footnote Reference*
Aug/23	$250,000	$250,000	$250,000
Dec/23	$277,525	$265,502	$262,546
Dec/24	$295,450	$330,561	$298,372
Dec/25	$347,930	$388,179	$343,766

Since its inception on August 31, 2023. The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-234-ARGA (866-234-2742) or visit https://www.argainvest.com/arga-value-fund/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
ARGA Value Fund, Institutional Class Shares	17.76%	15.19%
S&P 500 Index (USD) (NR)Footnote Reference*	17.43%	20.72%
Russell 1000 Value Index (USD) (NR)Footnote Reference*	15.21%	14.60%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,418,114	52	$-	88%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	2.5%
Consumer Staples	3.0%
Materials	6.4%
Energy	7.4%
Industrials	8.6%
Consumer Discretionary	15.6%
Health Care	17.1%
Financials	17.3%
Information Technology	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Elevance Health	4.7%
Las Vegas Sands	4.2%
Alaska Air Group	4.0%
Humana	3.5%
Patterson-UTI Energy	3.0%
NXP Semiconductors	2.9%
Micron Technology	2.8%
Unum Group	2.8%
Mohawk Industries	2.8%
Accenture, Cl A	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

ARGA Value Fund / Institutional Class Shares - ARUIX

Annual Shareholder Report: December 31, 2025

ARUIX-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$687,581	None	None	$797,690	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$257,780(2)	None	None	$559,700(2)
(d)	All Other Fees	None	None	$7,780(3)	None	None	$10,530(3)

Fees billed by Cohen & Company, Ltd. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$48,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$271,918	None	None	$392,971	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1) Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Tax compliance services provided to service affiliates of the funds.

(3) Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $265,560 and $570,230 for 2025 and 2024, respectively.

(g) The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $48,000 and $0 for 2025 and 2024, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS

DECEMBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	26
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	43
Notice to Shareholders (Unaudited)	45
Other Information (Form N-CSR Items 8-11) (Unaudited)	47

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 95.1%

	Shares	Value
BRAZIL — 15.5%
CONSUMER DISCRETIONARY — 0.5%
Lojas Renner	3,272,940	$8,033,404

ENERGY — 2.9%
Petroleo Brasileiro ADR	2,063,235	24,449,334
PRIO*	2,548,595	19,264,164
		43,713,498
FINANCIALS — 8.9%
B3 - Brasil Bolsa Balcao	15,478,200	39,233,943
Banco Bradesco	4,539,879	12,924,333
Banco Bradesco ADR	9,053,719	30,148,884
Banco do Brasil	4,791,500	19,166,874
XP, Cl A	2,283,970	37,388,589
		138,862,623
INDUSTRIALS — 1.3%
Localiza Rent a Car	2,468,100	19,624,092

MATERIALS — 1.9%
Vale	2,223,500	29,198,971
		239,432,588
CHINA — 27.7%
COMMUNICATION SERVICES — 2.4%
Tencent Holdings	472,300	36,245,974

CONSUMER DISCRETIONARY — 6.9%
Alibaba Group Holding	2,369,800	43,511,808
Alibaba Group Holding ADR	84,206	12,342,916
Li Ning	9,385,000	22,550,461
Trip.com Group ADR	381,071	27,402,816
		105,808,001
CONSUMER STAPLES — 2.9%
Budweiser Brewing	20,352,300	19,856,543
Kweichow Moutai, Cl A	123,500	24,352,224
		44,208,767
FINANCIALS — 4.2%
Industrial & Commercial Bank of China, Cl H	28,050,000	22,698,226
Ping An Insurance Group of China, Cl H	5,030,500	42,254,715
		64,952,941
INDUSTRIALS — 1.6%
Beijing New Building Materials, Cl A	6,676,029	23,851,959
SITC International Holdings	473,162	1,693,160
		25,545,119

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
INFORMATION TECHNOLOGY — 0.6%
Silergy	1,674,960	$10,158,177

MATERIALS — 6.9%
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,600,312	16,736,254
China Jushi, Cl A	11,559,734	28,315,736
Hengli Petrochemical, Cl A	13,545,399	43,684,620
YongXing Special Materials Technology, Cl A	2,389,400	18,559,882
		107,296,492
REAL ESTATE — 2.2%
China Overseas Land & Investment	21,467,969	33,903,409
		428,118,880
HONG KONG — 0.7%
CONSUMER DISCRETIONARY — 0.7%
Melco Resorts & Entertainment ADR *	1,338,151	10,129,803

HUNGARY — 1.1%
FINANCIALS — 1.1%
OTP Bank Nyrt	162,862	17,462,745

INDIA — 3.8%
ENERGY — 1.0%
Indian Oil	7,985,145	14,803,423

FINANCIALS — 1.9%
HDFC Bank	1,836,169	20,283,966
IndusInd Bank *	1,009,515	9,712,068
		29,996,034
MATERIALS — 0.9%
Hindalco Industries	1,460,249	14,411,603
		59,211,060
INDONESIA — 3.0%
FINANCIALS — 3.0%
Bank Mandiri Persero	76,396,500	23,295,832
Bank Rakyat Indonesia Persero	104,378,600	22,859,635
		46,155,467
MACAO — 2.2%
CONSUMER DISCRETIONARY — 2.2%
Galaxy Entertainment Group	2,675,000	13,189,938

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
MACAO (continued)
CONSUMER DISCRETIONARY (continued)
Sands China	8,154,000	$20,567,842
		33,757,780
PERU — 1.1%
FINANCIALS — 1.1%
Credicorp	60,993	17,504,991

RUSSIA — 0.0%
MATERIALS — 0.0%
Alrosa PJSC *(A)	506,080	–

SOUTH AFRICA — 4.2%
COMMUNICATION SERVICES — 1.6%
MTN Group	2,504,404	25,639,333

CONSUMER DISCRETIONARY — 1.0%
Naspers, Cl N	225,840	15,061,610

FINANCIALS — 1.6%
Absa Group	1,735,632	25,084,870
		65,785,813
SOUTH KOREA — 15.3%
COMMUNICATION SERVICES — 0.7%
SK Telecom	299,731	11,128,594

CONSUMER DISCRETIONARY — 2.5%
Hyundai Mobis	151,516	39,315,581

FINANCIALS — 1.9%
Hana Financial Group	225,970	14,743,771
KB Financial Group	161,658	13,916,279
		28,660,050
INFORMATION TECHNOLOGY — 9.4%
Samsung Electro-Mechanics	127,169	22,506,106
Samsung Electronics	1,007,746	84,464,129
Samsung SDI	67,979	12,711,436
SK Hynix	55,708	25,228,938
		144,910,609
MATERIALS — 0.8%
LG Chemical	53,899	12,467,548
		236,482,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
TAIWAN — 14.8%
FINANCIALS — 0.4%
Chailease Holding	2,065,569	$6,923,813

INFORMATION TECHNOLOGY — 14.4%
Hon Hai Precision Industry	4,322,000	31,681,667
MediaTek	1,009,000	45,813,838
Taiwan Semiconductor Manufacturing	763,000	37,507,008
Taiwan Semiconductor Manufacturing ADR	96,067	29,193,801
Unimicron Technology	2,694,000	18,811,807
Wistron	3,044,000	14,547,364
Yageo	6,027,948	44,185,280
		221,740,765
		228,664,578
THAILAND — 3.7%
FINANCIALS — 3.7%
Kasikornbank	4,799,500	29,602,043
SCB X	6,358,300	28,022,780
		57,624,823
UNITED STATES — 2.0%
CONSUMER DISCRETIONARY — 1.1%
Las Vegas Sands	274,794	17,886,341

INFORMATION TECHNOLOGY — 0.9%
Globant *	212,657	13,901,388
		31,787,729
TOTAL COMMON STOCK
(Cost $1,078,236,348)		1,472,118,639

PREFERRED STOCK†† — 0.1%

BRAZIL — 0.1%
INDUSTRIALS — 0.1%
Localiza Rent a Car * (B)	94,927	718,914

TOTAL PREFERRED STOCK
(Cost $469,182)		718,914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

RIGHTS — 0.0%

	Number of
	Rights	Value
TAIWAN — 0.0%
INFORMATION TECHNOLOGY — 0.0%
Unimicron Technology, Expires 01/08/2026 *	60,763	$201,122

TOTAL RIGHTS
(Cost $—)		201,122

TOTAL INVESTMENTS— 95.2%
(Cost $1,078,705,530)		$1,473,038,675

Percentages are based on Net Assets of $1,547,752,439.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

DECEMBER 31, 2025

The following is a summary of the inputs used as of December 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$239,432,588	$—	$—		$239,432,588
China	39,745,732	388,373,148	—		428,118,880
Hong Kong	10,129,803	—	—		10,129,803
Hungary	—	17,462,745	—		17,462,745
India	—	59,211,060	—		59,211,060
Indonesia	—	46,155,467	—		46,155,467
Macao	—	33,757,780	—		33,757,780
Peru	17,504,991	—	—		17,504,991
Russia	—	—	—	^	—
South Africa	—	65,785,813	—		65,785,813
South Korea	—	236,482,382	—		236,482,382
Taiwan	29,193,801	199,470,777	—		228,664,578
Thailand	—	57,624,823	—		57,624,823
United States	31,787,729	—	—		31,787,729
Total Common Stock	367,794,644	1,104,323,995	—	^	1,472,118,639
Preferred Stock
Brazil	—	718,914	—		718,914
Right
Taiwan	—	201,122	—		201,122
Total Investments in Securities	$367,794,644	$1,105,244,031	$—	^	$1,473,038,675

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 97.6%

	Shares	Value
AUSTRALIA — 4.0%
FINANCIALS — 2.0%
QBE Insurance Group	187,924	$2,488,016

MATERIALS — 2.0%
Glencore	454,830	2,486,393
		4,974,409
BRAZIL — 3.8%
CONSUMER DISCRETIONARY — 1.4%
Lojas Renner	687,650	1,687,831

CONSUMER STAPLES — 0.7%
Ambev	364,658	922,334

FINANCIALS — 1.7%
Banco Bradesco ADR	403,900	1,344,987
Banco do Brasil	188,400	753,634
		2,098,621
		4,708,786
CANADA — 5.1%
CONSUMER DISCRETIONARY — 2.2%
Magna International	50,457	2,689,839

MATERIALS — 2.9%
Nutrien	58,441	3,607,243
		6,297,082
CHINA — 10.4%
CONSUMER DISCRETIONARY — 4.0%
Li Ning	1,054,000	2,532,572
Shenzhou International Group Holdings	154,800	1,219,803
Trip.com Group ADR	15,299	1,100,151
		4,852,526

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
CONSUMER STAPLES — 0.9%
Kweichow Moutai, Cl A	5,900	$1,163,385

FINANCIALS — 1.7%
Ping An Insurance Group of China, Cl H	242,627	2,037,995

INFORMATION TECHNOLOGY — 0.9%
Tongwei, Cl A *	392,300	1,151,994

MATERIALS — 1.5%
YongXing Special Materials Technology, Cl A	236,200	1,834,705

REAL ESTATE — 1.4%
China Overseas Land & Investment	1,125,804	1,777,932
		12,818,537
DENMARK — 2.0%
HEALTH CARE — 2.0%
Novo Nordisk, Cl B	48,722	2,471,106

FINLAND — 2.7%
INFORMATION TECHNOLOGY — 2.7%
Nokia	520,545	3,355,988

FRANCE — 7.5%
CONSUMER DISCRETIONARY — 4.7%
Kering	16,633	5,812,192

CONSUMER STAPLES — 0.8%
Pernod Ricard	11,306	968,090

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
FRANCE (continued)
INDUSTRIALS — 0.3%
Teleperformance	4,756	$344,190

INFORMATION TECHNOLOGY — 1.7%
Capgemini	12,664	2,102,833
		9,227,305
GERMANY — 7.2%
CONSUMER DISCRETIONARY — 2.8%
Bayerische Motoren Werke	11,879	1,288,102
Continental	13,269	1,053,066
Mercedes-Benz Group	17,198	1,192,200
		3,533,368
HEALTH CARE — 1.4%
Bayer	40,173	1,742,532

INFORMATION TECHNOLOGY — 3.0%
Infineon Technologies	83,795	3,656,052
		8,931,952
HONG KONG — 4.4%
CONSUMER DISCRETIONARY — 0.9%
Melco Resorts & Entertainment ADR *	153,843	1,164,592

FINANCIALS — 2.4%
Prudential	188,620	2,901,545

REAL ESTATE — 1.1%
Sun Hung Kai Properties	108,000	1,315,039
		5,381,176

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
INDONESIA — 1.7%
FINANCIALS — 1.7%
Bank Rakyat Indonesia Persero	9,464,700	$2,072,835

ITALY — 1.8%
ENERGY — 0.6%
Saipem	256,601	726,436

FINANCIALS — 1.2%
Banca Monte dei Paschi di Siena	138,491	1,474,540
		2,200,976
JAPAN — 10.2%
INDUSTRIALS — 5.1%
Nidec	466,900	6,339,577

INFORMATION TECHNOLOGY — 3.0%
Murata Manufacturing	179,600	3,711,965

MATERIALS — 1.2%
Kobe Steel	107,300	1,417,840

REAL ESTATE — 0.9%
Daito Trust Construction	55,900	1,064,447
		12,533,829
MACAO — 3.6%
CONSUMER DISCRETIONARY — 3.6%
Galaxy Entertainment Group	235,000	1,158,742
Sands China	1,300,800	3,281,169
		4,439,911

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
NETHERLANDS — 1.9%
FINANCIALS — 1.2%
ABN AMRO Bank GDR	41,078	$1,435,218

INDUSTRIALS — 0.7%
Randstad	23,314	885,117
		2,320,335
NORWAY — 1.9%
ENERGY — 1.9%
Equinor	100,984	2,381,387

SINGAPORE — 4.5%
INFORMATION TECHNOLOGY — 4.5%
STMicroelectronics	211,125	5,517,770

SOUTH KOREA — 7.9%
CONSUMER DISCRETIONARY — 2.4%
Hyundai Mobis	11,256	2,920,722

FINANCIALS — 1.0%
Shinhan Financial Group	22,519	1,199,132

INFORMATION TECHNOLOGY — 4.5%
Samsung Electronics	66,995	5,615,179
		9,735,033
SPAIN — 5.0%
FINANCIALS — 5.0%
Banco Bilbao Vizcaya Argentaria	145,255	3,407,274

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
SPAIN (continued)
FINANCIALS (continued)
Banco Santander	237,428	$2,794,641
		6,201,915
SWEDEN — 2.2%
MATERIALS — 2.2%
Boliden *	48,173	2,668,605

SWITZERLAND — 2.8%
FINANCIALS — 2.1%
Julius Baer Group	33,440	2,612,695

INDUSTRIALS — 0.7%
Adecco Group	30,845	888,336
		3,501,031
UNITED KINGDOM — 3.2%
CONSUMER DISCRETIONARY — 0.9%
Whitbread	31,113	1,066,400

FINANCIALS — 2.3%
HSBC Holdings	182,833	2,877,039
		3,943,439
UNITED STATES — 3.8%
CONSUMER DISCRETIONARY — 2.7%
Las Vegas Sands	52,319	3,405,444

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
UNITED STATES (continued)
HEALTH CARE — 1.1%
GSK	53,423	$1,309,778
		4,715,222
TOTAL COMMON STOCK
(Cost $99,932,112)		120,398,629

PREFERRED STOCK†† — 3.2%

BRAZIL — 2.2%
MATERIALS — 2.2%
Gerdau (A)	721,168	2,683,446

GERMANY — 1.0%
CONSUMER DISCRETIONARY — 1.0%
Dr Ing hc F Porsche (A)	22,862	1,217,682

TOTAL PREFERRED STOCK
(Cost $3,409,961)		3,901,128

TOTAL INVESTMENTS— 100.8%
(Cost $103,342,073)		$124,299,757

Percentages are based on Net Assets of $123,353,406.

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

DECEMBER 31, 2025

The following is a summary of the inputs used as of December 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$4,974,409	$—	$4,974,409
Brazil	4,708,786	—	—	4,708,786
Canada	6,297,082	—	—	6,297,082
China	1,100,151	11,718,386	—	12,818,537
Denmark	—	2,471,106	—	2,471,106
Finland	—	3,355,988	—	3,355,988
France	—	9,227,305	—	9,227,305
Germany	—	8,931,952	—	8,931,952
Hong Kong	1,164,592	4,216,584	—	5,381,176
Indonesia	—	2,072,835	—	2,072,835
Italy	—	2,200,976	—	2,200,976
Japan	—	12,533,829	—	12,533,829
Macao	—	4,439,911	—	4,439,911
Netherlands	—	2,320,335	—	2,320,335
Norway	—	2,381,387	—	2,381,387
Singapore	—	5,517,770	—	5,517,770
South Korea	—	9,735,033	—	9,735,033
Spain	—	6,201,915	—	6,201,915
Sweden	—	2,668,605	—	2,668,605
Switzerland	—	3,501,031	—	3,501,031
United Kingdom	—	3,943,439	—	3,943,439
United States	3,405,444	1,309,778	—	4,715,222
Total Common Stock	16,676,055	103,722,574	—	120,398,629
Preferred Stock
Brazil	2,683,446	—	—	2,683,446
Germany	—	1,217,682	—	1,217,682
Total Preferred Stock	2,683,446	1,217,682	—	3,901,128
Total Investments in Securities	$19,359,501	$104,940,256	$—	$124,299,757

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%

	Shares	Value
COMMUNICATION SERVICES — 2.5%
Comcast, Cl A	5,391	$161,137

CONSUMER DISCRETIONARY — 15.6%
Bath & Body Works	1,587	31,867
Ford Motor	4,551	59,709
Las Vegas Sands	4,179	272,011
LCI Industries	1,043	126,558
Lear	1,505	172,473
Mohawk Industries *	1,631	178,268
PVH	395	26,473
VF	7,436	134,443

		1,001,802
CONSUMER STAPLES — 3.0%
Dollar General	476	63,198
Target	1,324	129,421

		192,619
ENERGY — 7.4%
EOG Resources	614	64,476
Halliburton	3,415	96,508
Occidental Petroleum	2,992	123,031
Patterson-UTI Energy	31,333	191,445

		475,460
FINANCIALS — 17.3%
Bank of America	1,091	60,005
Citigroup	1,111	129,643
Global Payments	634	49,072
Invesco	3,576	93,942
Jackson Financial, Cl A	590	62,923
RenaissanceRe Holdings	444	124,835
SLM	4,070	110,134
Synchrony Financial	356	29,701
T Rowe Price Group	1,715	175,582
Unum Group	2,311	179,102
Voya Financial	1,358	101,157

		1,116,096

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE — 17.1%
Baxter International	6,073	$116,055
Centene *	3,559	146,453
Elevance Health	861	301,823
Gilead Sciences	891	109,362
Humana	867	222,065
Merck	1,301	136,943
Zimmer Biomet Holdings	713	64,113

		1,096,814
INDUSTRIALS — 8.6%
Alaska Air Group *	5,155	259,296
Builders FirstSource *	1,548	159,274
ManpowerGroup	2,405	71,501
WESCO International	247	60,426

		550,497
INFORMATION TECHNOLOGY — 19.4%
Accenture, Cl A	657	176,273
Amdocs	586	47,179
Arrow Electronics *	1,186	130,673
EPAM Systems *	547	112,069
First Solar *	290	75,757
Flex *	886	53,532
Microchip Technology	2,162	137,763
Micron Technology	629	179,523
NXP Semiconductors	848	184,067
QUALCOMM	521	89,117
Skyworks Solutions	885	56,118

		1,242,071
MATERIALS — 6.4%
Alcoa	2,804	149,004
Dow	1,413	33,036
FMC	8,267	114,663

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
MATERIALS (continued)
International Flavors & Fragrances	1,676	$112,946

		409,649
TOTAL COMMON STOCK
(Cost $5,680,162)		6,246,145

TOTAL INVESTMENTS— 97.3%
(Cost $5,680,162)		$6,246,145

Percentages are based on Net Assets of $6,418,114.

*	Non-income producing security.

Cl — Class

As of December 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS

DECEMBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	ARGA Emerging	ARGA International
	Markets Value Fund	Value Fund
Assets:
Investments, at Value (Cost $1,078,705,530 and $103,342,073)	$1,473,038,675	$124,299,757
Foreign Currency, at Value (Cost (proceeds) $258,382 and $32,462)	262,201	32,468
Cash	68,104,712	–
Dividend and Interest Receivable	6,486,308	221,650
Receivable for Capital Shares Sold	2,096,335	413,400
Receivable for Investment Securities Sold	956,110	449,330
Reclaim Receivable	338,412	254,226
Other Prepaid Expenses	50,382	9,313
Total Assets	1,551,333,135	125,680,144
Liabilities:
Payable for Foreign Capital Gains Tax	2,121,252	–
Payable to Investment Adviser	912,675	44,437
Payable for Capital Shares Redeemed	257,334	440,200
Payable to Administrator	82,922	8,493
Audit Fees Payable	29,394	29,394
Transfer Agent Fees Payable	11,706	5,783
Chief Compliance Officer Fees Payable	3,829	313
Unrealized Loss on Foreign Spot Currency Contracts	937	581
Payable to Trustees	360	30
Due to Custodian	–	658,812
Payable for Investment Securities Purchased	–	1,126,382
Other Accrued Expenses and Other Payables	160,287	12,313
Total Liabilities	3,580,696	2,326,738
Commitments and Contingencies†
Net Assets	$1,547,752,439	$123,353,406
Net Assets Consist of:
Paid-in Capital	$1,145,567,571	$100,914,668
Total Distributable Earnings	402,184,868	22,438,738
Net Assets	$1,547,752,439	$123,353,406
Institutional Class Shares:
Net Assets	$1,547,752,439	$123,353,406
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	110,469,695	9,507,976
Net Asset Value, Offering and Redemption Price Per Share	$14.01	$12.97

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS

DECEMBER 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

ARGA Value Fund
Assets:
Investments, at Value (Cost $5,680,162)	$6,246,145
Cash	446,993
Receivable for Investment Securities Sold	98,227
Reimbursement/Receivable due from Investment Adviser	14,554
Dividend and Interest Receivable	5,096
Other Prepaid Expenses	12,151
Total Assets	6,823,166
Liabilities:
Payable for Investment Securities Purchased	363,516
Audit Fees Payable	26,770
Payable to Administrator	8,493
Transfer Agent Fees Payable	5,176
Chief Compliance Officer Fees Payable	15
Payable to Trustees	1
Other Accrued Expenses and Other Payables	1,081
Total Liabilities	405,052
Commitments and Contingencies†
Net Assets	$6,418,114
Net Assets Consist of:
Paid-in Capital	$5,768,982
Total Distributable Earnings	649,132
Net Assets	$6,418,114
Institutional Class Shares:
Net Assets	$6,418,114
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	534,686
Net Asset Value, Offering and Redemption Price Per Share	$12.00

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
FOR THE YEAR ENDED

DECEMBER 31, 2025

STATEMENTS OF OPERATIONS

	ARGA Emerging	ARGA International
	Markets Value Fund	Value Fund
Investment Income:
Dividends	$46,925,150	$3,718,075
Interest	2,057,658	89,552
Less: Foreign Taxes Withheld	(4,236,647)	(410,101)
Total Investment Income	44,746,161	3,397,526
Expenses:
Investment Advisory Fees	8,297,127	733,452
Administration Fees	765,264	99,910
Trustees' Fees	48,009	5,354
Chief Compliance Officer Fees	15,659	1,507
Custodian Fees	206,342	52,790
Registration and Filing Fees	113,728	30,302
Legal Fees	66,544	6,543
Printing Fees	56,645	17,474
Transfer Agent Fees	48,234	23,643
Audit Fees	31,809	29,741
Pricing Fees	4,313	3,764
Other Expenses	120,340	15,395
Total Expenses	9,774,014	1,019,875
Less:
Waiver of Investment Advisory Fees	–	(103,055)
Net Expenses	9,774,014	916,820
Net Investment Income	34,972,147	2,480,706
Net Realized Gain (Loss) on:
Investments	95,452,811	10,938,389
Foreign Capital Gains Tax	(224,785)	–
Foreign Currency Transactions	(568,540)	827
Net Realized Gain	94,659,486	10,939,216
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	331,832,757	29,054,493
Foreign Capital Gains Tax	(1,330,013)	–
Foreign Currency Translation	153,725	16,618
Net Change in Unrealized Appreciation (Depreciation)	330,656,469	29,071,111
Net Realized and Unrealized Gain	425,315,955	40,010,327
Net Increase in Net Assets Resulting from Operations	$460,288,102	$42,491,033

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
FOR THE YEAR ENDED
DECEMBER 31, 2025

STATEMENT OF OPERATIONS

ARGA Value Fund
Investment Income:
Dividends	$90,214
Interest	2,845
Less: Foreign Taxes Withheld	(246)
Total Investment Income	92,813
Expenses:
Administration Fees	83,289
Investment Advisory Fees	18,624
Trustees' Fees	128
Chief Compliance Officer Fees	62
Audit Fees	26,773
Registration and Filing Fees	26,379
Transfer Agent Fees	20,668
Printing Fees	3,126
Pricing Fees	2,315
Custodian Fees	974
Legal Fees	191
Other Expenses	2,434
Total Expenses	184,963
Less:
Waiver of Investment Advisory Fees	(18,624)
Waiver - Reimbursement from Adviser	(142,129)
Net Expenses	24,210
Net Investment Income	68,603
Net Realized Gain on:
Investments	262,799
Net Realized Gain	262,799
Net Change in Unrealized Appreciation on:
Investments	547,084
Net Change in Unrealized Appreciation (Depreciation)	547,084
Net Realized and Unrealized Gain	809,883
Net Increase in Net Assets Resulting from Operations	$878,486

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net Investment Income	$34,972,147	$20,064,864
Net Realized Gain (Loss)	94,659,486	55,748
Net Change in Unrealized Appreciation (Depreciation)	330,656,469	31,494,682
Net Increase in Net Assets Resulting From Operations	460,288,102	51,615,294
Distributions:
Institutional Class Shares	(100,653,881)	(28,842,447)
Return of Capital:
Institutional Class Shares	–	(39,537)
Total Distributions	(100,653,881)	(28,881,984)
Capital Share Transactions:
Institutional Class Shares
Issued	510,234,291	372,857,514
Reinvestment of Distributions	93,678,331	26,188,685
Redeemed	(278,239,206)	(125,856,552)
Net Increase in Net Assets From Capital Share Transactions	325,673,416	273,189,647
Total Increase in Net Assets	685,307,637	295,922,957
Net Assets:
Beginning of Year	862,444,802	566,521,845
End of Year	$1,547,752,439	$862,444,802
Shares Transactions:
Institutional Class Shares
Issued	41,684,622	36,470,325
Reinvestment of Distributions	6,698,611	2,554,994
Redeemed	(22,730,075)	(12,494,053)
Net Increase in Shares Outstanding From Share Transactions	25,653,158	26,531,266

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net Investment Income	$2,480,706	$1,821,969
Net Realized Gain (Loss)	10,939,216	1,884,257
Net Change in Unrealized Appreciation (Depreciation)	29,071,111	(8,835,188)
Net Increase (Decrease) in Net Assets Resulting From Operations	42,491,033	(5,128,962)
Distributions:
Institutional Class Shares	(12,120,484)	(3,538,824)
Total Distributions	(12,120,484)	(3,538,824)
Capital Share Transactions:
Institutional Class Shares
Issued	30,583,801	118,164,378
Reinvestment of Distributions	12,120,484	3,538,824
Redeemed	(71,785,900)	(7,898,750)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(29,081,615)	113,804,452
Total Increase in Net Assets	1,288,934	105,136,666
Net Assets:
Beginning of Year	122,064,472	16,927,806
End of Year	$123,353,406	$122,064,472
Shares Transactions:
Institutional Class Shares
Issued	2,724,692	10,671,805
Reinvestment of Distributions	930,742	343,028
Redeemed	(6,064,401)	(722,345)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(2,408,967)	10,292,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net Investment Income	$68,603	$23,598
Net Realized Gain (Loss)	262,799	129,037
Net Change in Unrealized Appreciation (Depreciation)	547,084	(80,916)
Net Increase in Net Assets Resulting From Operations	878,486	71,719
Distributions:
Institutional Class Shares	(298,971)	(105,350)
Total Distributions	(298,971)	(105,350)
Capital Share Transactions:
Institutional Class Shares
Issued	4,864,677	56
Reinvestment of Distributions	298,970	105,350
Redeemed	(507,312)	–
Net Increase in Net Assets From Capital Share Transactions	4,656,335	105,406
Total Increase in Net Assets	5,235,850	71,775
Net Assets:
Beginning of Year	1,182,264	1,110,489
End of Year	$6,418,114	$1,182,264
Shares Transactions:
Institutional Class Shares
Issued	441,310	5
Reinvestment of Distributions	24,755	9,806
Redeemed	(41,844)	–
Net Increase in Shares Outstanding From Share Transactions	424,221	9,811

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

	Institutional Class Shares
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$10.17	$9.72	$8.61	$9.05	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.37	0.28	0.29	0.38	0.23
Net Realized and Unrealized Gain (Loss)	4.42	0.52	1.15	(0.49)	(1.08)
Total from Investment Operations	4.79	0.80	1.44	(0.11)	(0.85)
Dividends and Distributions:
Net Investment Income	(0.46)	(0.35)	(0.33)	(0.33)	(0.09)
Capital Gains	(0.49)	—	—	—	(0.01)
Return of Capital	—	— ^	—	—	—
Total Dividends and Distributions	(0.95)	(0.35)	(0.33)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$14.01	$10.17	$9.72	$8.61	$9.05
Total Return†	47.21%	8.18%	16.74%	(1.19)%	(8.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,547,752	$862,445	$566,522	$427,811	$179,438
Ratio of Net Expenses to Average Net Assets	0.82%	0.84%	0.87%	0.90%	0.90%††
Ratio of Gross Expenses to Average Net Assets	0.82%	0.84%	0.85%	0.88%	1.19%††
Ratio of Net Investment Income to Average Net Assets	2.95%	2.77%	3.09%	4.45%	4.24%††
Portfolio Turnover Rate‡	33%	32%	26%	35%	17%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount is less than $0.005 per share.
(1)	Commenced operations on June 3, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

	Institutional Class Shares
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$10.24	$10.42	$8.56	$9.23	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.24	0.27	0.23	0.29	0.12
Net Realized and Unrealized Gain (Loss)	3.81	(0.15)	1.75	(0.65)	(0.84)
Total from Investment Operations	4.05	0.12	1.98	(0.36)	(0.72)
Dividends and Distributions:
Net Investment Income	(0.31)	(0.17)	(0.12)	(0.31)	(0.05)
Capital Gains	(1.01)	(0.13)	—	—	—
Total Dividends and Distributions	(1.32)	(0.30)	(0.12)	(0.31)	(0.05)
Net Asset Value, End of Year/Period	$12.97	$10.24	$10.42	$8.56	$9.23
Total Return†	39.66%	1.15%	23.09%	(3.88)%	(7.21)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$123,353	$122,064	$16,928	$3,127	$3,474
Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	0.83%	0.92%	4.16%	6.39%	17.78%††
Ratio of Net Investment Income to Average Net Assets	2.03%	2.48%	2.34%	3.44%	2.23%††
Portfolio Turnover Rate‡	58%	38%	64%	46%	10%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

	Institutional Class Shares
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Year/Period	$10.70	$11.03	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.21	0.23	0.07
Net Realized and Unrealized Gain	1.69	0.47	1.03
Total from Investment Operations	1.90	0.70	1.10
Dividends and Distributions:
Net Investment Income	(0.13)	(0.22)	(0.07)
Capital Gains	(0.47)	(0.81)	—
Total Dividends and Distributions	(0.60)	(1.03)	(0.07)
Net Asset Value, End of Year/Period	$12.00	$10.70	$11.03
Total Return†	17.76%	6.46%	11.01%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$6,418	$1,182	$1,110
Ratio of Net Expenses to Average Net Assets	0.65%	0.65%	0.65%††
Ratio of Gross Expenses to Average Net Assets	4.97%	19.09%	25.73%††
Ratio of Net Investment Income to Average Net Assets	1.84%	2.02%	2.17%††
Portfolio Turnover Rate‡	88%	59%	17%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on August 31, 2023.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”), the ARGA International Value Fund (the “International Value Fund”) and the ARGA Value Fund (the “Value Fund”); collectively known as the ARGA Funds (the “Funds”). The investment objective of the Funds is to seek to provide long-term capital appreciation. Each of the Funds is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as the investment adviser to each of the Funds. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the year ended December 31, 2025, ARGA Emerging Markets Value Fund has accrued foreign tax in the amount of $2,121,252 as presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Advisor acts as each Fund's CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective strategy which is executed by each Fund's portfolio managers. The financial information in the form of each Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended December 31, 2025, ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $765,264, $99,910 and $83,289 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the year ended December 31, 2025, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $206,342, $52,790 and $974 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the year ended December 31, 2025, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $48,234, $23,643 and $20,668 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70%, 0.60% and 0.50%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2026. Refer to Waiver of Investment Advisory Fees and Waiver - Reimbursement from Adviser on the Statements of Operations for fees waived for the year ended December 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%
ARGA Value Fund	0.65%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on December 31, 2025.

As of December 31, 2025, fees that were previously waived by the Adviser, which may be subject to possible future recapture to the Adviser are as follows:

	Subject to Repayment	ARGA Emerging Markets	ARGA International
Period	until December 31:	Value Fund	Value Fund
2023	2026	$—	$167,723
2024	2027	—	124,276
2025	2028	—	103,055
		$—	$395,054

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

	Subject to Repayment
Period	until December 31:	ARGA Value Fund
2023	2026	$83,758
2024	2027	214,974
2025	2028	160,753
		$459,485

For the year ended December 31, 2025, the Funds did not recapture any previously waived fees.

6. Investment Transactions:

For the year ended December 31, 2025, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$594,034,001	$374,031,094
ARGA International Value Fund	69,147,997	106,010,216
ARGA Value Fund	7,472,834	3,203,139

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises.

There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of December 31, 2025.

The tax character of dividends and distributions paid during the year or period ended December 31, 2025, were as follows:

		Long-Term	Return of
	Ordinary Income	Capital Gain	Capital	Total
ARGA Emerging Markets Value Fund
2025	$70,679,832	$29,974,049	$—	$100,653,881
2024	28,842,447	—	39,537	28,881,984
ARGA International Value Fund
2025	7,086,903	5,033,581	—	12,120,484
2024	3,314,916	223,908	—	3,538,824
ARGA Value Fund
2025	246,859	52,112	—	298,971
2024	105,350	—	—	105,350

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging	ARGA
	Markets Value	International
	Fund	Value Fund	ARGA Value Fund
Undistributed Ordinary Income	$17,357,954	$1,475,047	$60,543
Undistributed Long-Term Capital Gains	18,076,910	1,348,834	26,345
Unrealized Appreciation	366,750,009	19,614,858	562,243
Other Temporary Differences	(5)	(1)	1
Total Distributable Earnings (Accumulated Losses)	$402,184,868	$22,438,738	$649,132

Post October losses represent losses realized on investment transactions from November 1, 2025 through December 31, 2025, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

ARGA Emerging Markets Value Fund Short-term loss 5,588,153

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at December 31, 2025, were as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Appreciation
ARGA Emerging Markets Value Fund
	$1,104,200,888	$430,126,239	$(61,254,977)	$368,871,262	*
ARGA International Value Fund
	104,699,022	24,044,584	(4,443,177)	19,614,858
ARGA Value Fund
	5,683,902	816,542	(254,299)	562,243

*	The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax payable.

The book/tax difference on investment cost is primarily related to deferred wash sales losses and investments in passive foreign investment companies.

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

	ARGA Emerging Markets Value Fund	ARGA International Value Fund	ARGA Value Fund
Income Taxes by Foreign Jurisdiction:
Brazil	$1,473,448	$43,012	$–
Canada	–	37,724	–
China	675,506	–	–
Finland	–	22,479	–
France	–	68,123	–
Hong Kong	421,875	–	–
India	534,751	–	–
Indonesia	312,651	–	–
Japan	–	24,772	–
Netherlands	–	23,953	–
New Zealand	–	–	246
Norway	–	48,782	–
South Africa	361,508	–	–
South Korea	850,687	40,577	–
Spain	–	40,991	–
Taiwan	549,364	–	–
Thailand	286,311	–	–
Other*	–	78,675	–
Total Income Taxes Paid, Net of Refunds	$5,466,101	$429,088	$246

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.

8. Concentration of Shareholders:

At December 31, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding were as follows:

	No. of	%
	Shareholders	Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	2	71%
ARGA International Value Fund, Institutional Shares	2	87%
ARGA Value Fund, Institutional Shares	2	100%

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Frontier Markets Risk — Frontier markets are inherently riskier than developed and advanced emerging markets, given the earlier stage of their economic and capital market development. Given the more limited investment flows, frontier markets tend to be less liquid than their developed and emerging market peers. Frontier markets carry higher governance risk, political instability, capital control risk and foreign exchange risk.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector and Industry Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

11.  Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

12.  Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund and the Board of Trustees of The Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund (collectively referred to as the “Funds”), (three of the funds constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (three of the funds constituting The Advisors’ Inner Circle Fund III) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors' Inner Circle Fund III	Statements of operations	Statements of changes in net assets	Financial highlights
ARGA Emerging Markets Value Fund ARGA International Value Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the four years in the period ended December 31, 2025 and the period from June 3, 2021 (commencement of operations) through December 31, 2021
ARGA Value Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from August 31, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ARGA Investment Management, LP investment companies since 2021.

Philadelphia, Pennsylvania

February 27, 2026

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

(UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2025, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Foreign Tax Credits (6)
ARGA Emerging Markets Value Fund
0.00%	28.64%	71.36%	100.00%	0.55%	31.82%	0.00%	0.00%	100.00%	3.82%
ARGA International Value Fund
0.00%	40.54%	59.46%	100.00%	0.65%	35.00%	0.00%	0.00%	100.00%	2.38%
ARGA Value Fund
0.00%	17.43%	82.57%	100.00%	25.36%	28.52%	0.00%	0.00%	100.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended December 31, 2025, the amount of foreign source income and foreign tax credit are as follows:

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
ARGA Emerging Markets Value Fund	$42,260,317	$3,992,653
ARGA International Value Fund	3,282,932	295,473

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2025. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

(UNAUDITED)

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2025

(UNAUDITED)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Change in Registrant’s Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 6, 2026